Notes Receivable - Related Party - Schedule of Notes Receivable (Details) (Parenthetical)	Sep. 30, 2018 USD ($)
Interest	$ 11,762
Notes Receivable Two [Member]
Interest	8,351	[1]
Notes Receivable Two [Member] | Four Tranche [Member]
Interest	$ 500,000

[1]	The $500,000 was issued in four tranches and the interest is calculated based on the dates that those tranches were issued.